Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables
Balance at the beginning of year	R$ 1,248,209	R$ 1,377,209
Recognition/(reversal) of allowance	(29,099)	41,793
Recoveries	(401,667)	(170,793)
Total	R$ 817,443	R$ 1,248,209